Income Taxes - sources and tax effects (Details)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Sources and tax effects
Tax at federal statutory rate	(21.00%)		(21.00%)
State and local tax	4.90%		0.00%
Income tax provision	(1.00%)		21.00%
Blade Urban Air Mobility [Member]
Sources and tax effects
Tax at federal statutory rate		(21.00%)		(21.00%)
State and local tax		(5.40%)		(9.30%)
Non-deductible stock compensation		0.30%		0.30%
Non-deductible expenses		0.70%		0.70%
Change in deferred tax rate		0.30%
Change in valuation allowance		25.10%		29.30%
Income tax provision		0.00%		0.00%